Post Employment Benefits - Summary of Pension Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Pension obligations	€ 53	€ 614	[1]
Total	€ 53	€ 614

[1]	For information on voluntary change in accounting policy, see note 5.2.16.